Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - 12 months ended Jan. 31, 2015 - yr	Total
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	128.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	0.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	10
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	2.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	10.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	174.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	0.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	3
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	0.34%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	0.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11	173.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 12	0.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 13	3
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 14	0.36%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 15	0.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 16	171.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 17	0.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 18	3
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 19	0.41%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 20	0.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 21	221.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 22	0.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 23	6.25
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 24	2.15%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 25	20.00%